Financial risks	12 Months Ended
Mar. 31, 2026
Text block 1 [Abstract]
Financial risks
20. Financial risks
(1) Financial risk management policy
Toyota is exposed to various risks such as credit risk, liquidity risk and, market risk (foreign currency risk, interest rate risk, commodity price fluctuation risk and stock price fluctuation risk). To hedge market risk, Toyota also uses derivative financial instruments including foreign exchange forward contracts, foreign currency options, interest rate swaps, interest rate currency swap agreements, and interest rate options. With respect to the execution and management of derivative transactions, Toyota follows company regulations that set out transaction authority, and it is a policy not to conduct speculative transactions using derivative financial instruments.
In addition, Toyota procures necessary funds (mainly bank borrowings and issuing corporate bonds) based on capital expenditure plans, and temporary surplus funds are managed with highly safe financial assets and short-term working capital is procured through bank borrowings and commercial paper. As for liquidity risk concerning fund procurement, each company manages it by preparing a monthly cash flow plan, etc.
(2) Credit risk
Receivables related to financial services are exposed to credit risk. The risk arises from the failure of customers or dealers to meet the terms of their contracts with Toyota or otherwise fail to perform as agreed. Toyota manages its credit risk by defining risk management methods and management systems for specific risks in accordance with the regulations on risk management. Based on such regulations, Toyota mitigates credit risk through periodic monitoring of customers’ credit status and undertaking the maturity control and account balance control, while detecting promptly any doubtful accounts caused by deterioration in the financial conditions.
Please see Note 3 “Allowance for credit losses on finance receivables” about the measuring method of the expected credit losses on receivables related to financial services.
The carrying amount after impairment of financial assets presented in the consolidated financial statements, as well as guarantee obligations and loan commitments that are set forth in the notes to the consolidated financial statements, are the maximum exposure to the credit risk of Toyota’s financial assets that do not take into account the value of the acquired collateral. The allowance for credit exposures of loan commitments and financial agreements is measured in the same way that the allowance for retail receivables is measured.
Retail receivables and financial lease receivables are secured by vehicles as collateral. Wholesale receivables and other dealer loans are secured by placing appropriate property as collateral. During the reporting period, there was no change in the policy regarding collateral.
Net changes in the allowance for credit losses relating to retail receivables are as follows:

	Yen in millions
	For the year ended March 31, 2025
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Allowance for credit loss at beginning of year	111,044	147,790	77,318	336,152
Provision for credit loss, net of reversal	9,648	1,827	195,494	206,968
Charge-offs	—	—	(189,044)	(189,044)
Other	(2,860)	1,269	3,818	2,228

Allowance for credit loss at end of year	117,832	150,885	87,587	356,304

	Yen in millions
	For the year ended March 31, 2026
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Allowance for credit loss at beginning of year	117,832	150,885	87,587	356,304
Provision for credit loss, net of reversal	1,888	(6,575)	194,754	190,067
Charge-offs	—	—	(197,813)	(197,813)
Other	8,019	13,582	11,991	33,593

Allowance for credit loss at end of year	127,739	157,892	96,520	382,152

“Other” primarily includes currency translation adjustments.
The table below shows retail receivables segregated into aging categories
based on the numbers of days outstanding:

	Yen in millions
	March 31, 2025
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Current	25,114,478	1,335,387	12,067	26,461,932
Past due less than 90 days	306,022	658,638	20,028	984,689
Past due 90 days or more	—	16	191,385	191,401

Total	25,420,500	1,994,041	223,481	27,638,021

	Yen in millions
	March 31, 2026
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Current	29,357,833	1,211,218	13,898	30,582,949
Past due less than 90 days	325,527	717,109	22,634	1,065,270
Past due 90 days or more	—	2,944	186,760	189,703

Total	29,683,360	1,931,271	223,291	31,837,922

Net changes in the allowance for credit losses relating to the finance lease receivables are as follows:

	Yen in millions
	For the years ended March 31,
	2025	2026
Allowance for credit loss at beginning of year	46,909	56,721
Provision for credit loss, net of reversal	21,140	19,169
Charge-offs	(10,311)	(12,017)
Other	(1,017)	3,688

Allowance for credit loss at end of year	56,721	67,560

“Other” primarily includes currency translation adjustments.
The table below shows the finance lease receivables segregated into aging categories based on the numbers of the days outstanding:

	Yen in millions
	March 31,
	2025	2026
Current	3,340,414	4,033,662
Past due less than 90 days	67,627	86,346
Past due 90 days or more	29,928	34,643

Total	3,437,970	4,154,650

The table below shows the net movement of the allowance for credit losses on wholesale receivables and other dealer loans.

	Yen in millions
	For the year ended March 31, 2025
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Allowance for credit loss at beginning of year	17,481	5,931	7,801	31,213
Provision for credit loss, net of reversal	7,009	1,226	(980)	7,256
Charge-offs	—	—	(698)	(698)
Other	206	(139)	(48)	20

Allowance for credit loss at end of year	24,697	7,018	6,076	37,791

	Yen in millions
	For the year ended March 31, 2026
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Allowance for credit loss at beginning of year	24,697	7,018	6,076	37,791
Provision for credit loss, net of reversal	2,930	2,204	5,900	11,033
Charge-offs	—	—	(482)	(482)
Other	2,869	996	824	4,688

Allowance for credit loss at end of year	30,495	10,219	12,317	53,031

“Other” primarily includes currency translation adjustments.
Toyota charges off the credit - impaired finance receivables when Toyota considers that all or part of it will not be collected. The amount of receivables related to financial services which have been charged off but are subject to ongoing collection activity was not significant for the years ended March 31, 2025 and 2026.
The balances of wholesale receivables and other dealer loan receivables portfolios by credit status, as well as loan commitments and financial guarantee contracts, as of March 31, 2025 and 2026 are as follows.
The wholesale and other dealer loan receivables portfolio segment is segregated into the following credit qualities below based on internal risk assessments by dealers.
Performing: Account not classified as either Credit Watch, At Risk or Default
Credit Watch: Account designated for elevated attention
At Risk: Account where there is an increased likelihood that default may exist based on qualitative and quantitative factors
Default: Account is not currently meeting contractual obligations, or we have temporarily waived certain contractual requirements

	Yen in millions
	March 31, 2025
	Expected credit loss for 12 months	Lifetime expected credit loss
		Financial receivable not credit-impaired	Credit-impaired financial receivable	Total
Wholesale and other dealer loans
Performing	4,478,021	—	—	4,478,021
Credit Watch	213,400	143,979	—	357,379
At Risk	—	54,774	2,003	56,776
Default	—	—	10,360	10,360
Loan commitments	10,288,422	188,448	1,024	10,477,894
Financial guarantee contracts	2,234,393	24,001	—	2,258,395

Total	17,214,236	411,202	13,387	17,638,825

	Yen in millions
	March 31, 2026
	Expected credit loss for 12 months	Lifetime expected credit loss
		Financial receivable not credit-impaired	Credit-impaired financial receivable	Total
Wholesale and other dealer loan s
Performing	5,369,936	—	—	5,369,936
Credit Watch	132,379	228,403	—	360,782
At Risk	—	43,883	3,086	46,970
Default	—	—	44,244	44,244
Loan commitments	9,731,868	187,037	1,989	9,920,894
Financial guarantee contracts	1,464,251	14,008	—	1,478,259

Total	16,698,434	473,331	49,319	17,221,084

For the years ended March 31, 2025 and 2026, the amount of finance receivables where the terms were modified due to deterioration in credit conditions was not significant for any portfolio of finance receivables, and the amount of payment defaults on finance receivables so modified were not significant for any portfolio of such receivables.
(3) Liquidity risk
To secure cash on hand necessary for carrying out operations, Toyota appropriately borrows from financial institutions and issues corporate bonds and medium-term notes or commercial paper, and there is a risk of failing to execute the payment on the due date because of deterioration of the fund procurement environment etc.
Toyota manages liquidity risk by monitoring the fund demand of each group company as appropriate, preparing a monthly-based funding plan, and comparing it with daily cash flow. In addition to holding sufficient cash and cash equivalents in order to secure liquidity and stability of funds, to prepare for emergency situations such as sudden fund demand and market liquidity deterioration, a commitment line has been set up.
The amounts of
non-derivative
financial liabilities and derivative financial liabilities by remaining contract maturity period are as follows. Note that, with respect to loan commitments and financial guarantee contracts, the maximum exposure could be demanded to be guaranteed or executed within one year. Please see Note 20 “(2) Credit risk” about the maximum exposure.

As of March 31, 2025

	Yen in millions
			Maturities
	Book value	Contractual cash flows	Within 1 year	Between 1 and 3 years	Between 3 and 5 years	Later than 5 years

Non-derivative financial liabilities
Short-term debt	1,552,166	(1,565,387)	(1,565,387)	—	—	—
Commercial paper	3,912,303	(4,012,371)	(4,012,371)	—	—	—
Long-term debt	32,795,058	(35,293,975)	(11,209,068)	(15,485,265)	(6,190,498)	(2,409,143)
Lease liabilities	533,351	(630,013)	(102,412)	(159,500)	(94,354)	(273,747)

Total	38,792,879	(41,501,746)	(16,889,239)	(15,644,764)	(6,284,852)	(2,682,891)

Derivative financial liabilities
Interest derivatives	196,389	(220,341)	(83,505)	(108,063)	(22,712)	(6,061)
Currency derivatives
In	—	1,047,528	73,959	759,648	66,990	146,931
Out	123,493	(1,196,751)	(130,116)	(840,065)	(74,389)	(152,181)

Total	319,881	(369,564)	(139,663)	(188,480)	(30,111)	(11,311)

Total	39,112,760	(41,871,310)	(17,028,902)	(15,833,244)	(6,314,963)	(2,694,201)

As of March 31, 2026
	Yen in millions
			Maturities
	Book value	Contractual cash flows	Within 1 year	Between 1 and 3 years	Between 3 and 5 years	Later than 5 years
Non-derivative financial liabilities
Short-term debt	1,339,878	(1,353,907)	(1,353,907)	—	—	—
Commercial paper	4,359,205	(4,453,267)	(4,453,267)	—	—	—
Long-term debt	36,795,373	(39,522,887)	(12,768,209)	(17,094,270)	(7,489,266)	(2,171,143)
Lease liabilities	711,013	(846,065)	(194,791)	(181,928)	(107,664)	(361,683)

Total	43,205,469	(46,176,126)	(18,770,173)	(17,276,198)	(7,596,929)	(2,532,826)

Derivative financial liabilities
Interest derivatives	255,068	(339,292)	(138,388)	(148,377)	(40,179)	(12,348)
Currency derivatives
In	—	836,049	240,393	391,484	43,039	161,134
Out	102,887	(949,605)	(323,462)	(414,493)	(47,022)	(164,627)

Total	357,955	(452,848)	(221,457)	(171,386)	(44,163)	(15,842)

Total	43,563,423	(46,628,974)	(18,991,630)	(17,447,584)	(7,641,092)	(2,548,667)

As described above, Toyota raises funds through the issuance of corporate bonds and medium-term notes, and commercial paper. These funding mechanisms comply with the regulations of each respective country, and Toyota qualifies as an eligible issuer. Depending on the individual debt registration statement, this allows us to issue medium-term notes without a predetermined issuance limit, or to raise funds within a specified issuance limit.

The unused amount of funding with established issuance limits is as follows:

	Yen in millions
	March 31,
	2025	2026
Corporate bonds and medium-term notes	6,011,789	7,333,858
Commercial paper	1,241,283	1,328,779

Total	7,253,072	8,662,638

As of March 31, 2025 and 2026, Toyota has unused amounts of commitment lines from financial institutions of ¥5,485,781 million and ¥6,753,849 million, respectively. These amounts do not include the amounts of overdraft contracts.
As of March 31, 2025 and 2026, the balance of credit limits other than commitment lines from financial institutions is ¥53,000 million and ¥88,500 million, respectively.
(4) Foreign exchange risk
Toyota is subject to foreign currency exposure through transactions in foreign currencies related to purchases, sales and financing activities associated with conducting business worldwide. Toyota is exposed to fluctuation risks related to future profitability or assets and liabilities regarding operating cash flows denominated in foreign currencies and various financial instruments. The most significant foreign currency exposure is primarily caused by the U.S. dollar and the euro.
Toyota uses derivative financial instruments including foreign exchange forward contracts, foreign currency options, interest rate currency swap agreements, and others, to manage the exposure to foreign currency exchange rate fluctuations.
Toyota uses
Value-at-risk
analysis measurement (“VaR”) to assess the risk of exchange rate fluctuation. Potential impact of pre-tax
cash flows on VaR-integrated foreign currency positions (including derivatives) for the years ended March 31, 2025 and 2026 is as follows:

	Yen in millions
	VaR
	Year-end	Average	Maximum	Minimum
For the year ended March 31, 2025	465,300	441,800	465,300	408,500
For the year ended March 31, 2026	497,100	486,275	505,100	462,700
The Monte Carlo simulation method is used for Toyota’s VaR measurement, and measurement is based on a 95% confidence interval and a ten-day
holding period.
(5) Interest rate risk
In the course of conducting business activities, Toyota is exposed to interest rate risk due to fluctuation in market interest rates as it procures and invests funds necessary for working capital and capital investment.

To maintain a desirable level of exposure related to interest rate fluctuation risk and minimize interest expense, Toyota conducts various financial instruments transactions.

Sensitivity analysis of Toyota’s interest rate risk associated with holding financial instruments if the interest rate increases by 1% is as follows. In this analysis, all other variables are assumed to be constant.

	Yen in millions
	For the years ended March 31,
	2025	2026
Impact on income before income taxes	(104,706)	(109,880)
Impact on other comprehensive income, before tax effect	(235,959)	(225,875)
(6) Market price fluctuation risk
Toyota is exposed to risks arising from increased costs due to commodity price fluctuations, such as iron and steel, precious metals and non-ferrous
alloys used in the manufacturing of automobiles. Toyota controls price risk associated with the purchase of those commodities by maintaining inventory at the minimum level.
Toyota is exposed to stock price fluctuation risk because it owns shares of companies that have business relationships mainly for promoting smooth business activities. Toyota periodically reviews the fair values and financial situations of the business partner companies and, taking into consideration the relationship with them, continually reviews the holding status. The impact on other comprehensive income, before tax effect, when the declared price of equity financial assets (shares) in active markets changes by 10% for the years ended March 31, 2025, and 2026 is ¥305,475 million and ¥331,161 million, respectively.